Long-Term Debt, Net, SoftBank Debt Financing and Interest Expense - Principal Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Aug. 31, 2020	Oct. 31, 2019
Long-term debt
Debt Instrument [Line Items]
2023	$ 22
2024	2
2025	1,019
2026	1
2027	0
2028 and beyond	0
Total minimum payments	1,044
Unsecured notes payable
Debt Instrument [Line Items]
2023	0
2024	0
2025	2,200
2026	0
2027	0
2028 and beyond	0
Total minimum payments	$ 2,200
Unsecured notes payable | Affiliated Entity
Debt Instrument [Line Items]
Interest rate	5.00%			5.00%
Total minimum payments	$ 2,200	$ 2,200
Debt financing
Debt Instrument [Line Items]
2023	22
2024	2
2025	3,219
2026	1
2027	0
2028 and beyond	0
Total minimum payments	$ 3,244
Debt financing | Affiliated Entity
Debt Instrument [Line Items]
Interest rate			12.50%